Note 3 - Personnel Expenses, Including Share-based Remuneration - Fair Value Measurement (Details) - RSU [member] - USD ($)		6 Months Ended
		Jun. 30, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Exercise price, RSU (in dollars per share)		$ 8.19	$ 9.90
Opera [member]
Statement Line Items [Line Items]
Equity unit price valuation (in dollars per share)	[1]	$ 7.31
Expected Volatility (%) (1), (2)	[1],[2],[3]	65.64%
Risk free interest rate (%) (1)	[1],[3]	4.81%
Duration of initial simulation period (years to longstop date) (Year)	[1]	2 years 10 months 6 days
Duration of second simulation period with postponed exercise (years) (Year)	[1]	3 years
Exercise price, RSU (in dollars per share)	[1]	$ 0
Fair value at the measurement date	[1]	$ 7.24
Kunlun Tech [member]
Statement Line Items [Line Items]
Equity unit price valuation (in dollars per share)		$ 3.39
Expected Volatility (%) (1), (2)	[2],[3]	24.62%
Risk free interest rate (%) (1)	[3]	2.12%
Exercise price, Options (in dollars per share)		$ 1.50
Fair value at the measurement date		$ 1.78

[1]	Excluding dividend adjustment grants.
[2]	Based on a defined peer group of companies considered comparable to the Group.
[3]	Specified value is 3 years (modeled on yearly basis).